                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                                 LEGACY PLUS
                                FLEXIBLE PREMIUM
                        VARIABLE LIFE INSURANCE POLICIES
                       SUPPLEMENT DATED NOVEMBER 7, 2000
                                       TO
                          PROSPECTUS DATED MAY 1, 2000

     Effective November 1, 2000 American General Life Insurance Company ("AGL") is amending the prospectus for the sole purpose of reflecting a change in the principal underwriter and distributor of the Policies.

     On Page 30 of the prospectus, the section titled "DISTRIBUTION OF THE POLICIES", is deleted in its entirety and replaced with the following:

DISTRIBUTION OF THE POLICIES

     American General Distributors, Inc. ("AGDI") is the principal underwriter and distributor of the Policies. Before November 1, 2000 American General Securities Incorporated ("AGSI") served in this role. AGSI is our subsidiary broker-dealer. For a period of time you may receive written information from us that identifies AGSI as the distributor of the Policies.

     AGDI is an affiliate of AGL. In the states of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI's principal office is at 2929 Allen Parkway, Houston, Texas 77019. AGDI was organized as a Delaware corporation on June 24, 1994 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGDI is also the principal underwriter for AGL's Separate Accounts A and D, as well as the underwriter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGDI, as the principal underwriter and distributor, is not paid any fees on the Policies.

     We and AGDI have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

     We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed for the Policies:

     . 2.5% of the Policy's accumulation value (reduced by any outstanding loan) in Policy year 1;

     . 1.0% annually of the Policy's accumulation value (reduced by any outstanding loan) in Policy years 2 through 10;

     . 0.50% annually of the Policy's accumulation value (reduced by any outstanding loan) in Policy years 11 through 20; and

     . 0.25% annually of the Policy's accumulation value (reduced by any outstanding loan) after Policy year 20.

     The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

     We pay a comparable amount of compensation to the broker-dealers or banks with respect to any increase in the specified amount of coverage that you request. In addition, we may pay the broker-dealers or banks expense allowances, bonuses, wholesaler fees and training allowances.

     We pay the compensation directly to any selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described on page 7 of the prospectus.
Each broker-dealer firm or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

     On Page 37 of the prospectus, the section titled "PRINCIPAL UNDERWRITER'S MANAGEMENT", is deleted in its entirety and replaced with the following:

PRINCIPAL UNDERWRITER'S MANAGEMENT

The directors and principal officers of the principal underwriter are:

                                               POSITION AND OFFICES
                                               WITH UNDERWRITER,
NAME AND PRINCIPAL                             AMERICAN GENERAL
BUSINESS ADDRESS                               DISTRIBUTORS, INC.
-------------------------------------------------------------------------------------
Robert P. Condon                               Director and Chairman,
The Variable Annuity Life Insurance Company    Chief Executive Officer and President
2929 Allen Parkway
Houston, TX 77019

Mary L. Cavanaugh                              Director and Secretary
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019

                                               POSITION AND OFFICES
                                               WITH UNDERWRITER,
NAME AND PRINCIPAL                             AMERICAN GENERAL
BUSINESS ADDRESS                               DISTRIBUTORS, INC.
-------------------------------------------------------------------------------------
Thomas G. Norwood                              Director, Chief Financial
The Variable Annuity Life Insurance Company    Officer and Treasurer
2929 Allen Parkway
Houston, TX  77019

Jane E. Bates                                  Vice President and
The Variable Annuity Life Insurance Company    Chief Compliance Officer
2929 Allen Parkway
Houston, Texas 77019

V. Keith Roberts                               Vice President - Operations
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

D. Lynne Walters                               Tax Officer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019

Cheryl G. Hemley                               Assistant Secretary
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX  77019

Daniel R. Cricks                               Assistant Tax Officer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019

Jim D. Bonsall                                 Assistant Treasurer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX  77019

Steven Rubinstein                              Assistant Treasurer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, Texas 77019

Marylyn S. Zlotnick                            Assistant Treasurer
The Variable Annuity Life Insurance Company
2929 Allen Parkway
Houston, TX 77019